Related-party transactions - Key management remuneration (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	R 194,057,000	R 138,209,000	R 127,542,000
Post-employment benefits	10,072,000	9,397,000	6,957,000
Share-based payment	44,047,000	34,578,000	65,338,000
Total	248,176,000	182,184,000	R 199,837,000
Termination benefits	R 29,590,540	R 3,663,146